Eaton Vance
California Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 148.7%

Security	Principal Amount (000's omitted)	Value
Education — 24.5%
California Educational Facilities Authority, (University of Southern California), 5.00%, 10/1/55(1)	$2,500	$ 2,600,175
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,770	2,456,919
California Infrastructure and Economic Development Bank, (UCSF Clinical and Life Sciences Building), 5.25%, 5/15/59	1,425	1,487,470
California Municipal Finance Authority, (Westside Neighborhood School), 5.50%, 6/15/39(2)	600	626,516
California State University:
5.00%, 11/1/57	355	368,412
5.25%, 11/1/56(1)	5,500	5,814,545
University of California, 5.00%, 5/15/53(1)	5,000	5,206,500
		$ 18,560,537
General Obligations — 45.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$315	$ 305,283
Alisal Union School District, CA, (Election of 2006):
0.00%, 8/1/50	1,660	493,905
0.00%, 2/1/51	1,620	468,824
Antelope Valley Community College District, CA, (Election of 2016), 0.00%, 2/1/50	3,500	1,156,789
Benicia Unified School District, CA, (Election of 2024), 5.00%, 8/1/51	240	248,923
California:
4.85%, 12/1/46	1,500	1,520,826
5.00%, 9/1/52	2,670	2,765,280
5.25%, 9/1/53(1)	5,000	5,277,600
Calistoga Joint Unified School District, CA, (Election of 2022), 5.00%, 8/1/54	220	226,650
Cerritos Community College District, CA, (Election of 2022), 5.00%, 8/1/56	325	341,554
Clovis Unified School District, CA, (Election of 2024), 4.25%, 8/1/51(3)	1,000	951,387
Corona-Norco Unified School District, CA, (Election of 2014), 5.00%, 8/1/49	175	183,243
Encinitas Union School District, CA, (Election of 2024), 5.00%, 8/1/54(1)	1,875	1,938,112
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,010	1,099,376
Lucia Mar Unified School District, CA, (Election of 2024), 5.00%, 8/1/55	875	902,014
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	1,500	1,364,818
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Napa Valley Unified School District, CA, (Election of 2024), 5.00%, 8/1/56	$355	$ 369,598
Newark Unified School District, CA, (Election of 2024), 5.25%, 8/1/54	1,380	1,446,370
Pacifica School District, CA, (Election of 2024), 5.00%, 8/1/56	590	605,227
Rio Hondo Community College District, CA, (Election of 2024), 5.25%, 8/1/55(1)	1,875	1,966,294
Riverside Community College District, CA, (Election of 2024), 4.00%, 8/1/50	525	479,474
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(1)	3,500	3,646,020
San Leandro Unified School District, CA, (Election of 2024):
5.00%, 8/1/52	135	139,522
5.00%, 8/1/55	335	346,962
San Marcos Unified School District, CA, (Election of 2024), 5.25%, 8/1/50	1,850	1,960,850
Sausalito Marin School District, CA, (Election of 2026), 4.375%, 8/1/56(3)	385	370,303
Solano County Community College District, CA, (Election of 2012), 5.00%, 8/1/50	505	526,043
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	460	423,930
Ventura Unified School District, CA, (Election of 2022), 5.25%, 8/1/55(1)	2,200	2,330,812
Victor Valley Community College District, CA, (Election of 2008), 5.00%, 8/1/52	165	171,555
Wiseburn School District, CA, (Election of 2022), 5.00%, 8/1/54	420	435,648
		$ 34,463,192
Hospital — 4.4%
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/51	$620	$ 550,949
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	1,060	948,877
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.25%, 11/1/47	975	940,722
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/47	925	892,968
		$ 3,333,516
Housing — 3.8%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/56	$325	$ 256,143

Eaton Vance
California Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	$490	$ 482,102
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	1,500	1,507,850
Los Angeles Housing Authority, CA, (Clarendon Apartments), 4.35%, 12/1/49	750	657,441
		$ 2,903,536
Insured - Electric Utilities — 0.7%
Moreno Valley Public Financing Authority, CA, (AG), 5.25%, 5/1/56	$545	$ 574,522
		$ 574,522
Insured - General Obligations — 12.7%
Alum Rock Union Elementary School District, CA, (Election of 2022), (AG), 5.25%, 8/1/54	$495	$ 520,927
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	70	65,395
Center Joint Unified School District, CA, (Election of 2008), (BAM), 5.00%, 8/1/55	135	137,991
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	175	126,871
Lancaster School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/55(1)	4,100	4,234,398
Mount Pleasant Elementary School District, CA, (Election of 2024):
(AG), 5.00%, 8/1/50	195	200,568
(AG), 5.00%, 8/1/50	345	354,852
Mountain Empire Unified School District, CA, (Election of 2018), (BAM), 6.00%, 8/1/42	1,000	1,097,411
Sanger Unified School District, CA, (Election of 2024), (BAM), 5.00%, 8/1/56(3)	1,000	1,023,429
Soledad Unified School District, CA, (Election of 2024), (AG), 5.00%, 8/1/55	860	879,738
Stockton Unified School District, CA, (Election of 2022), (BAM), 5.00%, 8/1/49	1,000	1,033,657
		$ 9,675,237
Insured - Hospital — 4.0%
California Health Facilities Financing Authority, (Kaiser Permanente), (BAM), 4.00%, 11/1/51	$3,355	$ 3,036,142
		$ 3,036,142
Insured - Transportation — 8.2%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/52	$6,000	$ 1,709,632
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
(AMBAC), 0.00%, 10/1/29	$5,000	$ 4,515,708
		$ 6,225,340
Lease Revenue/Certificates of Participation — 0.7%
Redlands, CA, 5.00%, 5/1/56	$500	$ 513,417
		$ 513,417
Other Revenue — 1.7%
California Community Choice Financing Authority, (Clean Energy), Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	$1,000	$ 1,016,946
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Natural History Foundation), 5.00%, 7/1/56	240	245,617
		$ 1,262,563
Senior Living/Life Care — 5.7%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/48	$1,000	$ 1,016,221
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	750	637,317
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/49	1,300	1,304,776
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(2)	375	352,158
California Statewide Communities Development Authority, (Odd Fellows Home of California), 5.00%, 4/1/56	1,000	993,837
		$ 4,304,309
Special Tax Revenue — 0.4%
Orange County Community Facilities District, CA, 5.00%, 8/15/56	$310	$ 306,133
		$ 306,133
Transportation — 25.5%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
(LOC: Barclays Bank PLC), 2.25%, 4/1/55(4)	$750	$ 750,000
(LOC: Barclays Bank PLC), 2.35%, 4/1/55(4)	3,000	3,000,000
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/47	3,000	2,963,620
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Sustainability Bonds, (AMT), 5.50%, 5/15/56(1)(3)	5,000	5,212,850

Eaton Vance
California Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	$1,235	$ 1,245,724
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.50%, 5/1/56(1)	4,925	5,153,323
(AMT), 5.75%, 5/1/48	990	1,053,606
		$ 19,379,123
Water and Sewer — 11.0%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(1)	$3,000	$ 3,110,520
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	40	35,667
Los Angeles County Sanitation Districts Financing Authority, CA, (Joint Outfall System), 5.00%, 10/1/56(1)(3)	5,000	5,175,450
		$ 8,321,637
Total Tax-Exempt Municipal Obligations (identified cost $114,075,588)		$112,859,204

Taxable Municipal Obligations — 8.1%

Security	Principal Amount (000's omitted)	Value
Education — 2.5%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 4.842%, 10/1/48	$1,850	$ 1,565,711
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	400	351,962
		$ 1,917,673
Hospital — 3.3%
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 5.811%, 9/1/31	$480	$ 481,646
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,026,848
		$ 2,508,494
Housing — 0.7%
California Municipal Finance Authority, (Witmer Manor), (FNMA), 6.00%, 11/1/43	$500	$ 497,991
		$ 497,991
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.6%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/45	$4,000	$ 1,220,690
		$ 1,220,690
Total Taxable Municipal Obligations (identified cost $6,883,354)		$ 6,144,848

Short-Term Investments — 0.7%

Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.21%(5)	518,417	$ 518,468
Total Short-Term Investments (identified cost $518,468)		$ 518,468
Total Investments — 157.5% (identified cost $121,477,410)		$119,522,520
Other Assets, Less Liabilities — (57.5)%		$(43,657,389)
Net Assets — 100.0%		$ 75,865,131

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2026, the aggregate value of these securities is $1,330,636 or 1.8% of the Trust's net assets.

(3)	When-issued security.
(4)
Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at August 31, 2026.

(5)	The rate shown is the annualized seven-day yield as of August 31, 2026.
The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2026, 17.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from
3.8% to 9.0% of total investments.

Eaton Vance
California Municipal Income Trust
August 31, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
The Trust did not have any open derivative instruments at August 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2026, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$112,859,204	$ —	$112,859,204
Taxable Municipal Obligations	—	6,144,848	—	6,144,848
Short-Term Investments	518,468	—	—	518,468
Total Investments	$518,468	$119,004,052	$—	$119,522,520
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.